                              AIM TAX-EXEMPT FUNDS

                            AIM TAX-EXEMPT CASH FUND
                         AIM TAX-FREE INTERMEDIATE FUND
                    AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
                         AIM HIGH INCOME MUNICIPAL FUND

                     Supplement dated September 29, 2000 to
          the Statement of Additional Information dated July 28, 2000, as supplemented August 4, 2000

This supplement supersedes and replaces in its entirety the supplement dated August 4, 2000.

The following replaces in its entirety the fourth paragraph appearing under the heading "INVESTMENT STRATEGIES AND RISKS -- MUNICIPAL SECURITIES" on page 12 of the Statement of Additional Information:

                  "Also included in "municipal securities" are municipal lease obligations, which may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. AIM HIGH INCOME MUNICIPAL FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT may purchase these obligations directly, or they may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by the Funds in municipal lease obligations shall be deemed illiquid and shall be valued according to each Fund's Procedures for Valuing Securities current at the time of such valuation."

The following replaces in its entirely the table appearing under the heading "MANAGEMENT -- TRUSTEES AND OFFICERS" on page 28, 29 and 30 of the Statement of Additional Information:

   ======================================================================================================
                                   POSITION HELD           PRINCIPAL OCCUPATION DURING
   "NAME, ADDRESS AND AGE         WITH REGISTRANT          AT LEAST THE PAST 5 YEARS
   ------------------------------------------------------------------------------------------------------
   *CHARLES T. BAUER (81)          Trustee and            Director and Chairman A I M Management
                                    Chairman              Group Inc., A I M Advisors, Inc., A I M
                                                          Capital Management, Inc., A I M Distributors,
                                                          Inc. A I M Fund Services, Inc., and Fund
                                                          Management Company; and Executive Vice Chairman
                                                          and Director, AMVESCAP PLC.
   ------------------------------------------------------------------------------------------------------

----------------
* A trustee who is an "interested person" of AIM and the Trust as defined in the 1940 Act. Mr. Bauer has notified the Board that he intends to retire from his position as an officer and trustee of the Funds effective September 30, 2000. The Board does not presently intend to fill the vacancy that will result from Mr. Bauer's retirement. Effective September 30, 2000, Mr. Graham will succeed Mr. Bauer as Chairman of the Board.

   ======================================================================================================
                                   POSITION HELD           PRINCIPAL OCCUPATION DURING
    NAME, ADDRESS AND AGE         WITH REGISTRANT          AT LEAST THE PAST 5 YEARS
   ------------------------------------------------------------------------------------------------------

     BRUCE L. CROCKETT (56)          Trustee               Director, ACE Limited (insurance company).
     906 Frome Lane                                        Formerly, Director, President and Chief
     McLean, VA 22102                                      Executive Officer, COMSAT Corporation and
                                                           Chairman, Board of Governors of INTELSAT
                                                           (international communications company).
   ------------------------------------------------------------------------------------------------------
     OWEN DALY II (75)               Trustee               Formerly, Director, Cortland Trust Inc.
     Six Blythewood Road                                   (investment company), CF & I Steel Corp.,
     Baltimore, MD   21210                                 Monumental Life Insurance Company and
                                                           Monumental General Insurance Company; and
                                                           Chairman of the Board of Equitable
                                                           Bancorporation.
   ------------------------------------------------------------------------------------------------------
     EDWARD K. DUNN, JR. (65)        Trustee               Chairman of the Board of Directors, Mercantile
     2 Hopkins Plaza,                                      Mortgage Corp.  Formerly, Vice Chairman of the
     8th Floor,  Suite 805                                 Board of Directors, President and Chief
     Baltimore, MD 21201                                   Operating Officer, Mercantile - Safe Deposit &
                                                           Trust Co.; and President, Mercantile Bankshares.
   ------------------------------------------------------------------------------------------------------
     JACK FIELDS (48)                Trustee               Chief Executive Officer, Texana Global Inc.
     34 New Jersey Avenue, S.E.                            (foreign trading company) and Twenty First
     Washington, D.C. 20003                                Century Group, Inc. (governmental affairs
                                                           company).   Formerly, Member of the U.S. House
                                                           of Representatives.
   ------------------------------------------------------------------------------------------------------
     **CARL FRISCHLING (63)          Trustee               Partner, Kramer Levin Naftalis & Frankel LLP
     919 Third Avenue                                      (law firm).
     New York, NY  10022
   ------------------------------------------------------------------------------------------------------
     *ROBERT H. GRAHAM  (53)         Trustee and           Director, President and Chief Executive
                                      President            Officer, A I M Management Group Inc.; Director
                                                           and President, A I M Advisors, Inc.; Director
                                                           and Senior Vice President, A I M Capital
                                                           Management, Inc., A I M Distributors, Inc.,
                                                           A I M Fund Services, Inc. and Fund Management
                                                           Company; and Director and Chief Executive
                                                           Officer, Managed Products, AMVESCAP PLC.
   ------------------------------------------------------------------------------------------------------
     PREMA MATHAI-DAVIS (49)         Trustee               Formerly, Chief Executive Officer, YWCA of
     170 East 83rd Street                                  the USA.
     New York, NY 10028
   ------------------------------------------------------------------------------------------------------

-----------------
* A trustee who is an "interested person" of AIM and the Trust as defined in the 1940 Act. Mr. Bauer has notified the Board that he intends to retire from his position as an officer and trustee of the Funds effective September 30, 2000. The Board does not presently intend to fill the vacancy that will result from Mr. Bauer's retirement. Effective September 30, 2000, Mr. Graham will succeed Mr. Bauer as Chairman of the Board.

** A trustee who is an "interested person" of the Trust as defined in the 1940 Act.

   ======================================================================================================
                                   POSITION HELD           PRINCIPAL OCCUPATION DURING
    NAME, ADDRESS AND AGE         WITH REGISTRANT          AT LEAST THE PAST 5 YEARS
   ------------------------------------------------------------------------------------------------------
     LEWIS F. PENNOCK  (57)           Trustee              Partner, Pennock & Cooper (law firm).
     6363 Woodway, Suite 825
     Houston, TX  77057
   ------------------------------------------------------------------------------------------------------
     LOUIS S. SKLAR (60)              Trustee              Executive Vice President, Development and
     The Williams Tower, 50th Floor                        Operations, Hines Interests Limited Partnership
     2800 Post Oak Blvd.                                   (real estate development).
     Houston, TX   77056
   ------------------------------------------------------------------------------------------------------
     GARY T. CRUM  (52)               Senior Vice          Director and President, A I M Capital
                                       President           Management, Inc.; Director and Executive Vice
                                                           President, A I M Management Group Inc.;
                                                           Director and Senior Vice President,
                                                           A I M Advisors, Inc.; and Director, A I M
                                                           Distributors, Inc. and  AMVESCAP PLC.
   ------------------------------------------------------------------------------------------------------
     CAROL F. RELIHAN  (45)           Senior Vice          Director, Senior Vice President, General
                                     President and         Counsel and Secretary, A I M Advisors, Inc.;
                                       Secretary           Senior Vice President, General Counsel and
                                                           Secretary, A I M Management Group Inc.;
                                                           Director, Vice President and General Counsel,
                                                           Fund Management Company; Vice President, and
                                                           General Counsel, A I M Fund Services, Inc. and
                                                           Vice President,  A I M Capital Management, Inc.
                                                           and A I M Distributors, Inc.
   ------------------------------------------------------------------------------------------------------
     DANA R. SUTTON  (41)           Vice President and     Vice President and Fund Controller,
                                        Treasurer          A I M Advisors, Inc.; and Assistant Vice
                                                           President and Assistant Treasurer, Fund
                                                           Management Company.
   ------------------------------------------------------------------------------------------------------
     STUART W. COCO (45)             Vice President        Senior Vice President, A I M Capital
                                                           Management, Inc. and Vice President,
                                                           A I M Advisors, Inc.
   ------------------------------------------------------------------------------------------------------
     MELVILLE B. COX  (56)           Vice President        Vice President and Chief Compliance Officer,
                                                           A I M Advisors, Inc., A I M Capital Management,
                                                           Inc., A I M Distributors, Inc.,  A I M Fund
                                                           Services, Inc. and Fund Management Company.
   ------------------------------------------------------------------------------------------------------
     KAREN DUNN KELLEY (40)          Vice President        Senior Vice President, A I M Capital
                                                           Management, Inc. and Vice President,
                                                           A I M Advisors, Inc."
   ======================================================================================================